Other Assets and Receivables - Summary of Real Estate Held for Own Use and Equipment (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other assets and receivables [Line Items]
Beginning balance	€ 231
Ending balance	€ 201	€ 231
% of real estate appraised in the current year	93.00%	51.00%
% of appraisals performed by independent external appraisers	99.00%	99.00%
Real estate held for own use and equipment	€ 472	€ 489
General account real estate held for own use [member]
Disclosure of other assets and receivables [Line Items]
Beginning balance	208	263
Additions	9
Capitalized subsequent expenditure	(2)	(4)
Disposals	(5)	(62)
Unrealized gains/(losses) through equity	20	(4)
Realized gains/(losses) through income statement	(5)	10
Depreciation through income statement	(5)	(5)
Impairment losses	(4)
Impairment losses reversed	1	6
Net exchange differences	(8)	3
Ending balance	209	208
Real estate held for own use and equipment	209	208
General account real estate held for own use [member] | Carrying value [member]
Disclosure of other assets and receivables [Line Items]
Beginning balance	276
Ending balance	269	276
General account real estate held for own use [member] | Accumulated amortization, depreciation and impairment losses [member]
Disclosure of other assets and receivables [Line Items]
Beginning balance	(68)
Ending balance	(60)	(68)
Equipment [member]
Disclosure of other assets and receivables [Line Items]
Beginning balance	281	235
Additions	73	105
Disposals	(1)	(2)
Depreciation through income statement	(71)	(60)
Net exchange differences	(19)	4
Other		(2)
Ending balance	263	281
Real estate held for own use and equipment	263	281
Equipment [member] | Carrying value [member]
Disclosure of other assets and receivables [Line Items]
Beginning balance	624
Ending balance	628	624
Equipment [member] | Accumulated amortization, depreciation and impairment losses [member]
Disclosure of other assets and receivables [Line Items]
Beginning balance	(343)
Ending balance	€ (365)	€ (343)